Equity (Details)									1 Months Ended	12 Months Ended
	Aug. 31, 2022 USD ($) $ / shares	Aug. 04, 2022 $ / shares shares	Jun. 29, 2022 USD ($) $ / shares shares	Sep. 01, 2021 $ / shares shares	Feb. 19, 2021 $ / shares shares	Jan. 08, 2021 $ / shares	Mar. 30, 2020 USD ($) shares	Jul. 10, 2018 HKD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Nov. 10, 2022 CNY (¥) shares	Nov. 10, 2022 $ / shares	May 04, 2022 $ / shares	Dec. 31, 2021 USD ($) shares	Nov. 09, 2021 $ / shares shares	May 21, 2021 $ / shares shares	Jan. 04, 2021 shares	Dec. 31, 2020 shares	May 30, 2020 shares	Apr. 14, 2020 USD ($)	Mar. 26, 2020 USD ($)	Mar. 19, 2020 USD ($)	Feb. 28, 2020 USD ($)	Sep. 27, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Equity (Details) [Line Items]
Ordinary shares Offered		1,470,475		22,500,000	336,001				318,601,222	531,005	531,005	3,532,841				33,333,334	40,000,000	1,327,514		3,050,701					500,000,000	318,601,222
Share price | (per share)								$ 0.01	$ 0.0001																$ 0.0001
Authorized share capital (in Dollars)								$ 380,000		¥ 51,668,000
Divided share capital								38,000,000	500,000,000
Repurchased ordinary shares									47,035																	47,035
Price per share | (per share)		$ 0.3		$ 0.3					$ 0.01							$ 0.6	$ 1									$ 0.01
Converted ordinary shares							48,391,607
Unrelated investors (in Dollars) | $																						$ 6,000	$ 4,000	$ 6,000
Investor failed (in Dollars) | $							$ 6,000														$ 4,000
Ordinary shares outstanding																				3,050,701
Issued and outstanding ordinary shares percentage										1.00%	1.00%
Additional issued and outstanding ordinary shares percentage										1.00%	1.00%
Ordinary share par value (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001									$ 0.003	$ 0.003		$ 0.0001	0.0001
Common Unit, Issuance Value (in Yuan Renminbi) | ¥												¥ 7,120,478
Equity interest percentage												3.30%
Common stock issued							3,050,701			20,880,171	20,880,171				11,371,444
Excess Stock, Shares Outstanding										20,880,171	20,880,171				11,371,444
Warrant outstanding																			12,705,000
Reduced exercise price (in Dollars per share) | $ / shares	$ 0.7					$ 1.4
Warrant description				the Company offered 22,500,000 ordinary shares, par value US$0.0001 per share at a purchase price of US$0.30 per share. The Company also offered 177,500,000 pre-funded warrants to purchase 177,500,000 ordinary shares, exercisable at an exercise price of $0.0001 per share (the “Pre-funded Warrants”, each a “Pre-funded Warrant”), to those purchasers whose purchase of ordinary shares in the offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of the Company’s outstanding ordinary shares immediately following the consummation of the offering. The purchase price of each Pre-funded Warrant is $0.2999, which equals the price per ordinary share being sold to the public in that offering, minus $0.0001. The Pre-funded Warrants became immediately exercisable upon issuance and may be exercised at any time until all of the Pre-funded Warrants are exercised in full						The Company raised $6,192,286.80 in gross proceeds from the cash exercise of 4,423,062 warrants of the Company as part of the tender offer. In addition, 2,629,812 warrants to purchase ordinary shares of the Company were validly tendered for cashless exercise, resulting in the issuance of 1,364,512 ordinary shares of the Company. The Company offered its existing loyal warrant holders the opportunity to exercise their warrants at $1.40 from the initial warrant exercise price at $11.50. Approximately 55.5% of the Company’s outstanding warrants were exercised in the tender offer.	The Company raised $6,192,286.80 in gross proceeds from the cash exercise of 4,423,062 warrants of the Company as part of the tender offer. In addition, 2,629,812 warrants to purchase ordinary shares of the Company were validly tendered for cashless exercise, resulting in the issuance of 1,364,512 ordinary shares of the Company. The Company offered its existing loyal warrant holders the opportunity to exercise their warrants at $1.40 from the initial warrant exercise price at $11.50. Approximately 55.5% of the Company’s outstanding warrants were exercised in the tender offer.
Agent fees (in Dollars) | $											$ 5,730,000
Purchase of warrants					336,001
Warrant exercise price (in Dollars per share) | $ / shares					$ 2.5												$ 1
Reverse Split description										the Company became exercisable for 1/30 ordinary share of the Company, and the exercise price of Company’s outstanding warrants was increased to US$9.00, adjusted from $0.30 prior to the Reverse Split and representing the temporarily reduced price based on the Company’s Tender Offer Statement on Schedule TO, as amended and supplemented, originally filed by the Company with the U.S. Securities and Exchange Commission on December 7, 2020 (the “Tender Offer”). Based on the terms of the Tender Offer, following the date on which the closing price of the Company’s ordinary shares has been equal to or greater than $90.00 per share for at least twenty (20) trading days during the preceding thirty (30) trading day period, the exercise price of the Company’s outstanding warrants would be increased to US$345.00.	the Company became exercisable for 1/30 ordinary share of the Company, and the exercise price of Company’s outstanding warrants was increased to US$9.00, adjusted from $0.30 prior to the Reverse Split and representing the temporarily reduced price based on the Company’s Tender Offer Statement on Schedule TO, as amended and supplemented, originally filed by the Company with the U.S. Securities and Exchange Commission on December 7, 2020 (the “Tender Offer”). Based on the terms of the Tender Offer, following the date on which the closing price of the Company’s ordinary shares has been equal to or greater than $90.00 per share for at least twenty (20) trading days during the preceding thirty (30) trading day period, the exercise price of the Company’s outstanding warrants would be increased to US$345.00.
Ordinary shares description		the Company offered 22,899,047 ordinary shares, par value US$0.003 per share, consisting of (a) 1,470,475 ordinary shares issuable upon the exercise of pre-funded warrants (the “Pre-Funded Warrants”) and (b) 21,428,572 ordinary shares issuable upon the exercise of investor warrants (the “Investor Warrants”). Each Pre-Funded Warrant is exercisable for $0.001 per ordinary share and may be exercised at any time until all the Pre-Funded Warrants are exercised in full; and each Investor Warrant has an exercise price of $0.70 per share, is exercisable on or after August 8, 2022 and will expire on August 9, 2027.
Outstanding warrants (in Dollars) | $	$ 345
Warrant [Member]
Equity (Details) [Line Items]
Ordinary shares Offered																	40,000,000
Price per share | $ / shares																	$ 1
Ordinary share par value (in Dollars per share) | $ / shares																	0.0001
Minimum [Member]
Equity (Details) [Line Items]
Divided share capital			16,666,667
Price per share | $ / shares																	1
Ordinary share par value (in Dollars per share) | $ / shares			$ 0.003
Share Capital (in Dollars) | $			$ 50,000
Maximum [Member]
Equity (Details) [Line Items]
Divided share capital			500,000,000
Price per share | $ / shares																	$ 2.5
Ordinary share par value (in Dollars per share) | $ / shares			$ 0.003
Share Capital (in Dollars) | $			$ 1,500,000
Ordinary shares [Member]
Equity (Details) [Line Items]
Share price | $ / shares	$ 90								$ 0.0001
Common stock issued										531,005	531,005
Excess Stock, Shares Outstanding										531,005	531,005
Meten International [Member]
Equity (Details) [Line Items]
Share price | $ / shares								$ 0.01
Divided share capital								47,035
Merger agreement [Member]
Equity (Details) [Line Items]
Ordinary shares Offered							318,601,222
EdtechX [Member]
Equity (Details) [Line Items]
Ordinary shares Offered							1,971,505
Investment cost (in Dollars) | $															$ 20,000
Share purchase															2,000,000